Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares
Statement Line Items [Line Items]
Outstanding at beginning of year | EquityInstruments	25,797,284	17,617,541
Issued | EquityInstruments		11,666,666
Cancelled / Expired | EquityInstruments		(3,486,924)
Outstanding at end of year | EquityInstruments	11,666,666	25,797,284
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.20	$ 1.20
Weighted Average Exercise Price, Issued | $ / shares		1.20
Weighted Average Exercise Price, Cancelled / Expired | $ / shares		1.20
Weighted Average Exercise Price, Outstanding at end of year | $ / shares		$ 1.20
Post-consolidation Basis [Member]
Statement Line Items [Line Items]
Outstanding at beginning of year | EquityInstruments	25,797,283
Issued | EquityInstruments
Cancelled / Expired | EquityInstruments	(14,130,617)
Outstanding at end of year | EquityInstruments	11,666,666	25,797,283
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.20
Weighted Average Exercise Price, Issued | $ / shares
Weighted Average Exercise Price, Cancelled / Expired | $ / shares	1.20
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 1.20	$ 1.20